Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 3, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

Metropolitan Life Separate Account E

File Nos. 333-160722/811-04001

Zenith Accumulator Variable Annuity Contracts

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account E (the “Separate Account”), the form of the Prospectus and Statement of Additional Information (“SAI”) both dated April 29, 2024, being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 17 to the Registration Statement filed electronically with the Commission on April 22, 2024.

If you have any questions, please contact me at (212) 578-9071.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company